Summary of Significant Accounting Policies (10-K) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Non-controlling Interest
Principles of Consolidation. The consolidated financial statements include the accounts of Liquidmetal Technologies, Inc. and its special-purpose wholly-owned subsidiaries, Crucible Intellectual Property and Liquidmetal Golf. All intercompany balances and transactions have been eliminated.

Non-controlling interest.  The result of operations attributable to the non-controlling interest of discontinued operations, Liquidmetal Technologies Coatings ("LMC"), are presented within equity and are shown separately from the Company's equity.

Revenue Recognition
Revenue Recognition

Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys as well as, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company.  The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, ii) when collectability is reasonably assured or upon receipt of an upfront fee, and iii) when all other revenue recognition criteria have been met.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the license.   Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Revenue Recognition. Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

Revenue Recognition, License Revenue
License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company.  The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, ii) when collectability is reasonably assured or upon receipt of an upfront fee, and iii) when all other revenue recognition criteria have been met.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the license.   Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Trade Accounts Receivable
Trade Accounts Receivable. The Company grants credit to its customers generally in the form of short-term trade accounts receivable. The creditworthiness of customers is evaluated prior to signing a contract with the customer.  As of December 31, 2011, three customers represented 67%, or $162, of the total outstanding trade accounts receivable.  As of December 31, 2010, there were no customer representing more than 10% of the total outstanding trade accounts receivable.

The allowance for doubtful accounts reflects management's best estimate of probable losses inherent in the trade accounts receivable.  Management primarily determines the allowance based on the aging of accounts receivable balances, historical write-off experience, customer concentrations, customer creditworthiness and current industry and economic trends.  The Company's provisions for uncollectible receivables are included in selling, marketing, general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss.

Property, Plant and Equipment
Property, Plant and Equipment. Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Additions and major renewals are capitalized. Repairs and maintenance are charged to expense as incurred. Upon disposal, the related cost and accumulated depreciation are removed from the accounts, with the resulting gain or loss included in operating income. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from one to five years.

Leased property meeting certain criteria is capitalized and the present value of the related lease payments is recorded as a liability. Amortization of capitalized leased assets is provided on the straight-line method over the estimated useful lives of the assets, which is five years.

Intangible Assets
Intangible Assets. Intangible assets consist of the costs incurred to purchase patent rights and costs incurred to internally develop patents and trademarks. Intangible assets are reported net of accumulated amortization. Patents and trademarks are amortized using the straight-line method over a period based on their contractual lives ranging from ten to seventeen years.

Impairment of Long-lived Assets
Impairment of Long-lived Assets. The Company reviews long-lived assets to be held and used in operations for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may be impaired. An impairment loss is recognized when the estimated fair value of the assets is less than the carrying value of the assets.  The Company recognized $0 and $966 during the years ended December 31, 2011 and 2010, respectively, for impairment of long-lived assets.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 -	Quoted prices in active markets for identical assets or liabilities;

Level 2 -
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrants that are recorded at fair value on a periodic basis.  Warrants are evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of such warrants is estimated using the Black-Scholes option pricing model. Any warrant liability is classified in accordance with the FASB Staff Position (FSP) No. 150-5, Issuer's Accounting under Statement No. 150 for Freestanding Warrants and Other Similar Instruments on Shares that are Redeemable ("FSP No. 150-5", now incorporated into and superseded by FASB ASC 480-10-25-9 and 25-13, Obligations to Repurchase Issuer's Equity Shares by Transferring Assets) (see Notes 7 and 9).

Fair Value of Financial Instruments. The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 —	Quoted prices in active markets for identical assets or liabilities;

Level 2 —
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrant liabilities, that is recorded at fair value on a recurring basis periodically.  The fair value for the warrants as of December 31, 2011 and 2010 was $0 and $1,328, respectively.  The warrant liabilities were recorded at fair value based upon valuation models which utilize relevant factors such as expected life, volatility of the Company's stock prices, risk free interest and dividend rate (see Note 11).

Research and Development Expenses
Research and Development Expenses. Research and development expenses represent salaries, related benefits expense, expenses incurred for the design and testing of new processing methods and other expenses related to the research and development of Liquidmetal alloys. Development costs incurred in research and development activities are expensed as incurred.

Advertising and Promotion Expenses
Advertising and Promotion Expenses. Advertising and promotion expenses are expensed when incurred. Advertising and promotion expenses were $16 and $0.5, for the years ended December 31, 2011 and 2010, respectively.

Legal Costs		Legal Costs. Legal costs are expensed as incurred.
Stock-Based Compensation
Stock-Based Compensation.  The Company accounts for share-based compensation in accordance with the fair value recognition provisions of FASB ASC Topic 718, Share-based Payment, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated financial statements based on their fair values. The fair value of stock options is calculated by using the Black-Scholes option pricing formula that requires estimates for expected volatility, expected dividends, the risk-free interest rate and the term of the option. If any of the assumptions used in the Black-Scholes model change significantly, share-based compensation expense may differ materially in the future from that recorded in the current period. See additional information related to share-based compensation in Note 13.

Income Taxes
Income Taxes. Income taxes are provided under the asset and liability method as required by FASB ASC Topic 740, Accounting for Income Taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The effect of a tax rate change on deferred taxes is recognized in operations in the period that the change in the rate is enacted. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized.

Under the provision of FASB ASC Topic 740, Income Taxes, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company may recognize interest and penalties related to uncertain tax positions in income tax expense. There was no expense related to interest and penalties for the year ended December 31, 2011.

Translation of Foreign Currency
Translation of Foreign Currency. The Company applies FASB ASC Topic 830, Foreign Currency, for translating foreign currency into US dollars in our consolidation of the financial statements.  Upon consolidation of the Company's foreign subsidiaries into the Company's consolidated financial statements, any balances with the subsidiaries denominated in the foreign currency are translated at the exchange rate at their spot rate or average rage for the period being reported. The financial statements of the Company's discontinued subsidiary, Liquidmetal Technologies, Korea ("LMTK"), have been translated based upon Korean Won as the functional currency.  LMTK's assets and liabilities were translated using the exchange rate at period end and income and expense items were translated at the average exchange rate for the periods reported. The resulting translation adjustment was included in other comprehensive income (loss) for the year ended December 31, 2010.

Earnings Per Share
Earnings Per Share. Basic earnings per share ("EPS") is computed by dividing earnings (losses) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

Use of Estimates
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates. These management estimates are primarily related to impairment of long-lived assets, inventory valuation, product warranty, allowance for bad debt account balances, and warrant valuation.

Subsequent Events Policy
Subsequent Events.  In May 2009, the FASB issued a new accounting standard which established general accounting standards and disclosure for subsequent events.  In accordance with this standard, the Company evaluated subsequent events through the filing of its Annual Report on Form 10-K with the SEC.

Reclassification
Reclassification.  During the years ended December 31, 2010 and 2011, the Company had discontinued and deconsolidated operations of its subsidiaries and had reclassified the related items on its consolidated balance sheets and consolidated statements of operations and comprehensive income (loss) as of December 31, 2010 to conform to the current year presentation (see Note 14).

During the year ended December 31, 2010, the Company had presented the preferred units belonging to its discontinued subsidiary, Liquidmetal Technologies Coatings ("LMC") as additional paid in capital (see Note 12).  Subsequently, the Company determined that the amount related to the preferred units should have been included in non-controlling interest and had reclassified $1,920 from additional paid-in capital to non-controlling interest on its consolidated balance sheet and statement of shareholders' equity (deficit) as of December 31, 2010.

The Company reclassified $297 of dividends paid in the form of common stock to the holders of its Series A Preferred Stock from accumulated deficit to additional paid-in capital for the year ended December 30, 2010.

Recent Accounting Pronouncements
Recent Accounting Pronouncements.

In June 2011, the FASB, issued guidance regarding the presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements.  The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company is currently evaluating the impact of this guidance on its financial statements and will adopt the guidance beginning on January 1, 2012.

In May 2011, the FASB issued additional guidance on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company is currently evaluating the impact of this guidance on its financial statements and will adopt the guidance beginning on January 1, 2012.

In April 2010, the FASB codified the consensus reached in Emerging Issues Task Force Issue No. 08-09, "Milestone Method of Revenue Recognition." FASB ASU No. 2010-17 "Revenue Recognition – Milestone Method (Topic 605)" provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. FASB ASU No. 2010 – 17 is effective on a prospective basis for milestones achieved after the adoption date. The Company's adoption of this guidance on January 1, 2011 did not have a significant impact on its consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA and the SEC did not or are not believed by management to have a material impact on the Company's present or future consolidated financial statements.